Commitments and Contingencies (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended								0 Months Ended			9 Months Ended	0 Months Ended										9 Months Ended	1 Months Ended	0 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended	2 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended				9 Months Ended		9 Months Ended			9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended
	Jan. 05, 2014	Jun. 14, 2013 item	Dec. 31, 2013	Mar. 31, 2013	Feb. 25, 2014 Subsequent Events	Dec. 31, 2013 Debt	Dec. 31, 2013 Land and lease payment	Jun. 14, 2013 Public Offering item	Jun. 26, 2013 Public Offering Subsequent Events	Dec. 31, 2013 Series B Warrants	Jun. 26, 2013 Series B Warrants Public Offering Subsequent Events	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Feb. 12, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Feb. 11, 2014 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 Subsequent Events	Jun. 26, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 warrant	May 30, 2012 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 warrant	Dec. 31, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00	Dec. 31, 2013 Series A Warrants	Feb. 12, 2014 Series A Warrants Subsequent Events warrant	Feb. 25, 2014 Series A Warrants Subsequent Events	Jun. 26, 2013 Series A Warrants Public Offering Subsequent Events	Dec. 31, 2013 Apollo Notes	Mar. 31, 2013 Apollo Notes	Dec. 31, 2013 Options	Mar. 31, 2013 Options	Mar. 31, 2012 Options	Dec. 31, 2013 Options Outstanding options expiring in 2021 with exercise price of $212.50	Dec. 31, 2013 Forecast Karlsson Note and Apollo Notes	Dec. 31, 2013 Example Warrants having full ratchet anti-dilution protection rights	Nov. 30, 2012 Stockholder claims	Dec. 13, 2013 Karlsson Group	Aug. 01, 2012 Karlsson Group	Dec. 31, 2013 Karlsson Group	Mar. 31, 2013 Karlsson Group	Feb. 12, 2014 Karlsson Group Subsequent Events	Dec. 31, 2013 Karlsson Group Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 warrant	Dec. 10, 2013 Karlsson Group Karlsson Note	Dec. 31, 2013 Karlsson Group Karlsson Note	Jan. 10, 2014 Karlsson Group Karlsson Note Subsequent Events	Dec. 31, 2013 Karlsson Group Karlsson Note Forecast	Mar. 10, 2014 Affiliates of Apollo Global Management, LLC Apollo Notes	Mar. 10, 2014 Affiliates of Apollo Global Management, LLC Apollo Notes	Dec. 31, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Jan. 10, 2014 Affiliates of Apollo Global Management, LLC Apollo Notes Subsequent Events	Dec. 31, 2013 Affiliates of Apollo Global Management, LLC Forecast Apollo Notes	Aug. 14, 2013 Buffalo Management Llc [Member]	Aug. 01, 2012 Buffalo Management Llc [Member]	Aug. 01, 2012 Grandhaven	Nov. 22, 2011 Grandhaven	Dec. 31, 2013 Grandhaven	Dec. 31, 2013 Grandhaven Options Outstanding options expiring in 2021 with exercise price of $212.50	Dec. 31, 2013 AWP Karlsson Group	Mar. 31, 2013 AWP Karlsson Group	Aug. 01, 2012 AWP Karlsson Group	Dec. 31, 2013 AWP Karlsson Group Forecast	Mar. 31, 2013 AWP Karlsson Group Forecast	Nov. 22, 2011 AWP Grandhaven	Dec. 31, 2013 AWP Grandhaven
Commitments and Contingencies
Discounted payoff amount																																						$ 25,000,000
Debt amount due			145,885,000	128,258,000	25,000,000																		6,654,000	6,750,000					159,100,000												151,700,000			7,300,000		7,400,000
Percentage of net proceeds of note to be deposited into escrow																																						50.00%
Proceeds from issuance of capital																																						18,800,000
Amount to be deposited into escrow																																							9,400,000
Percentage of gross proceeds agreed to be paid to party to agreement																																						10.00%
Expiration term upon payment of discounted payoff amount																				5 years														5 years
Number of shares that can be purchased against warrants upon payment of discounted payoff amount																																		750,000
Legal fees and expenses reimbursed																																50,000				1,000,000
Period of remaining balance of legal fee due and payable, following payment of discounted payoff amount																																		2 days
Accrued legal fee																																		30,000
Royalty as a percentage of gross sales																																	2.00%															1.00%	1.00%				10.00%			10.00%	15.00%
Percentage of ownership interest held by non-controlling owners																																	50.00%		50.00%																		50.00%	50.00%	50.00%
Minimum amount of royalty granted as a percentage of gross sales																																																								200,000,000	75,000,000
Principal payments payable expressed as a percentage of gross proceeds																																						10.00%						10.00%
Amount of next capital raised to be used for payment of debt																																						1,000,000					1,000,000
Percentage of gross revenue interest																																		2.00%													1.00%
Overriding royalty interest (as a percent)																																																		1.00%	1.00%
Exercise price (in dollars per share)																									$ 32.66	$ 160.71	$ 212.50	$ 212.50																								$ 212.50
Assigned royalty interest (as a percent)																																																										1.388%	1.388%
Major Contractual Obligations
Less than 1-year						25,000,000	336,000
1-2 years							609,000
Thereafter							582,000
Total						25,000,000	1,527,000
Amount Owed																																													7,300,000
Consideration value as a percentage of aggregate amount owed, maximum																																								17.00%
Aggregate value of common stock to be issued for repayment of debt, as a percentage of amount owed																																										17.00%			17.00%
Commitments to issue additional shares of common stock under existing service contracts			9,000	13,500
Commitments to issue additional shares of common stock under existing service contracts due in quarterly increments			9,000	1,500
Stock issued in public offerings (in shares)	1,500								833,334
Number of warrants issued																60,000	112,117			747,298																	172,117
Maximum exercise price per share protected from anti-dilution													$ 3.50							$ 1.50
Exercise price (in dollars per share)										$ 6.00	$ 6.00		$ 4.05	$ 1.50	$ 4.05	$ 6.00	$ 12.50	$ 6.00	$ 4.05	$ 1.50		$ 6.00								$ 4.00																		$ 130.00
Number of additional shares of common stock called by each warrant										1
Number of additional Series A warrants called by each warrant (in shares)										1
Warrants outstanding (in shares)										916,668		3,936,677	1,787,171					307,424	3,936,677		9,404,456									300
Expiration term																			5 years	5 years
Share price (in dollars per share)																														$ 3.00
Strike price (in dollars per share)																														$ 3.00
Number of additional warrants issued to investor on reduction of strike price																				5,467,779										100
Exercise price (in dollars per share)																														$ 3.00
Value of shares purchased by shareholder in public offering			$ 805,000	$ 66,290,000																											$ 10,000,000
Number of underwriters		4						4